GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
2. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the fiscal year ended December 28, 2013 are as follows (in thousands):

	North
	America	EMEA	Total
Balance as of December 29, 2012	$3,947	$4,213	$8,160
Changes in foreign currency exchange rates	-	65	65

Balance as of December 28, 2013	$3,947	$4,278	$8,225

The Company had gross goodwill and accumulated goodwill impairment losses as of the beginning and end of fiscal years 2013 and 2012 as follows:

	As of December 28,	As of December 29,	As of December 31,
	2013	2012	2011
Gross balance of goodwill (including foreign currency adjustments)	$67,849	$67,765	$67,552
Accumulated goodwill impairment losses (including foreign currency adjustments)	(59,624)	(59,605)	(59,557)
Net balance of goodwill	$8,225	$8,160	$7,995

The Company evaluates goodwill for impairment on an annual basis on the last day of the first fiscal month of the fourth quarter and whenever events or circumstances indicate that these assets may be impaired. The Company performs its impairment testing for goodwill in accordance with FASB ASC 350 "Intangibles-Goodwill and Other." Based on the results of the annual step one impairment test, management concluded that there was no impairment of goodwill during fiscal year 2013 or fiscal year 2012.